Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 2,189	₩ 2,086	₩ 2,955
Post-employment benefits	412	390	321
Stock-based compensation	669	625	891
Total	₩ 3,270	₩ 3,101	₩ 4,167